Summary of accounting policies - Additional information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥) Segment	Mar. 31, 2024 JPY (¥)
Accounting Policy [Line Items]
Number of business segments | Segment	3
Time deposits with a maturity exceeding one year | ¥	¥ 408,776	¥ 242,977
Minimum [Member] | Equity investments [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Maximum [Member] | Equity investments [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Limited partnership [Member] | Minimum [Member] | Equity investments [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%